Financial instruments - Fair values and risk management - Borrowings (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) aircraft	Mar. 31, 2024 EUR (€) aircraft	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 2,682.7	€ 2,746.8	€ 4,116.2
Lease liabilities	€ 149.1	€ 164.6	€ 206.3	€ 138.3
Aircraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft leased | aircraft	27
Unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 2,100.0
Number of unsecured Eurobonds	2
Revolving credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 490.0
Notional amount	€ 1,100.0
EX-IM debt | Boeing 737-800s
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft purchased | aircraft	0	0	7